UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	9

Portfolio of Investments

American Leading Companies Trust

December 31, 2008 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 98.7%

Consumer Discretionary — 5.7%
Media — 3.2%
CBS Corp.	220,000	$1,801,800
Time Warner Inc.	569,000	5,724,140

		7,525,940

Specialty Retail — 2.5%
The TJX Cos. Inc.	293,000	6,027,010

Consumer Staples — 7.3%
Food Products — 2.3%
Kraft Foods Inc.	200,000	5,370,000

Tobacco — 5.0%
Altria Group Inc.	190,000	2,861,400
Philip Morris International Inc.	210,000	9,137,100

		11,998,500

Energy — 8.9%
Energy Equipment and Services — 4.3%
Baker Hughes Inc.	78,000	2,501,460
National Oilwell Varco Inc.	82,000	2,004,080	A
Noble Corp.	88,000	1,943,920
Transocean Ltd.	80,000	3,780,000	A

		10,229,460

Oil, Gas and Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	50,000	1,927,500
Apache Corp.	38,000	2,832,140
ConocoPhillips	30,000	1,554,000
Devon Energy Corp.	46,000	3,022,660
Exxon Mobil Corp.	20,000	1,596,600

		10,932,900

10	Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares	Value
Financials — 13.0%
Capital Markets — 2.8%
Merrill Lynch and Co. Inc.	115,000	$1,338,600
State Street Corp.	70,000	2,753,100
The Goldman Sachs Group Inc.	30,000	2,531,700

		6,623,400

Consumer Finance — 0.7%
Capital One Financial Corp.	54,750	1,745,978

Diversified Financial Services — 8.4%
Bank of America Corp.	488,000	6,871,040
Citigroup Inc.	697,500	4,680,225
J.P. Morgan Chase and Co.	240,000	7,567,200
NYSE Euronext	30,000	821,400

		19,939,865

Insurance — 1.1%
Hartford Financial Services Group Inc.	82,500	1,354,650
Prudential Financial Inc.	40,000	1,210,400

		2,565,050

Health Care — 18.8%
Biotechnology — 2.8%
Amgen Inc.	117,000	6,756,750	A

Health Care Providers and Services — 10.7%
Aetna Inc.	40,000	1,140,000
Health Net Inc.	350,000	3,811,500	A
UnitedHealth Group Inc.	480,000	12,768,000
WellPoint Inc.	185,000	7,794,050	A

		25,513,550

Quarterly Report to Shareholders	11

	Shares	Value
Health Care — Continued
Pharmaceuticals — 5.3%
Johnson and Johnson	130,000	$7,777,900
Pfizer Inc.	270,000	4,781,700

		12,559,600

Industrials — 16.3%
Aerospace and Defense — 5.0%
General Dynamics Corp.	101,900	5,868,421
Lockheed Martin Corp.	72,000	6,053,760

		11,922,181

Airlines — 4.2%
UAL Corp.	900,000	9,918,000

Industrial Conglomerates — 4.3%
General Electric Co.	630,500	10,214,100

Machinery — 2.8%
Caterpillar Inc.	152,500	6,812,175

Information Technology — 24.8%
Communications Equipment — 3.6%
Nokia Oyj — ADR	544,703	8,497,367

Computers and Peripherals — 7.8%
Hewlett-Packard Co.	258,250	9,371,892
International Business Machines Corp.	110,800	9,324,928

		18,696,820

Electronic Equipment, Instruments & Components — 1.7%
Jabil Circuit Inc.	600,000	4,050,000

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares	Value
Information Technology — Continued
Internet Software and Services — 3.4%
eBay Inc.	352,000	$4,913,920	A
Yahoo! Inc.	260,500	3,178,100	A

		8,092,020

IT Services — 2.0%
Accenture Ltd.	144,000	4,721,760

Semiconductors and Semiconductor Equipment — 3.5%
Texas Instruments Inc.	540,000	8,380,800

Software — 2.8%
Microsoft Corp.	346,000	6,726,240

Materials — 2.6%
Chemicals — 1.0%
The Mosaic Co.	70,000	2,422,000

Metals and Mining — 1.6%
Alcoa Inc.	130,000	1,463,800
United States Steel Corp.	60,000	2,232,000

		3,695,800

Quarterly Report to Shareholders	13

	Shares	Value
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
AT&T Inc.	110,000	$3,135,000

Total Common Stocks and Equity Interests (Cost — $266,162,658)		235,072,266

Total Investments — 98.7% (Cost — $266,162,658)B		235,072,266
Other Assets Less Liabilities — 1.3%		3,132,379

Net Assets — 100.0%		$238,204,645

Net Asset Value Per Share:
Primary Class		$11.37

Institutional Class		$11.86

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,566,446
Gross unrealized depreciation	$(86,656,838)

Net unrealized appreciation	$(31,090,392)

ADR — American Depository Receipt

Quarterly Report to Shareholders	19

Portfolio of Investments

U.S. Small-Capitalization Value Trust

December 31, 2008 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 98.0%

Consumer Discretionary — 13.1%
Auto Components — 0.6%
ArvinMeritor Inc.	10,200	$29,070
Dorman Products Inc.	10,280	135,696	A
Hawk Corp.	3,500	58,100	A
Modine Manufacturing Co.	13,360	65,063
Standard Motor Products Inc.	5,100	17,646
Superior Industries International Inc.	9,580	100,782

		406,357

Distributors — 0.2%
Audiovox Corp.	8,050	40,331	A
Core-Mark Holding Co. Inc.	3,170	68,218	A

		108,549

Diversified Consumer Services — 0.6%
Pre-Paid Legal Services Inc.	11,100	413,919	A

Hotels, Restaurants and Leisure — 1.8%
CEC Entertainment Inc.	3,589	87,033	A
Cracker Barrel Old Country Store Inc.	24,910	512,897
Domino’s Pizza Inc.	6,490	30,568	A
Dover Downs Gaming and Entertainment Inc.	5,390	17,140
Frisch’s Restaurants Inc.	5,300	99,905
Landry’s Restaurants Inc.	1,820	21,112
Red Lion Hotels Corp.	4,600	10,948	A
Speedway Motorsports Inc.	18,050	290,786
The Steak n Shake Co.	11,600	69,020	A

		1,139,409

Household Durables — 1.5%
Bassett Furniture Industries Inc.	3,030	10,151
CSS Industries Inc.	15,880	281,711
Ethan Allen Interiors Inc.	22,970	330,079
Helen of Troy Ltd.	8,300	144,088	A
Hooker Furniture Corp.	2,780	21,295
Jarden Corp.	11,200	128,800	A

20	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Consumer Discretionary — Continued
Household Durables — Continued
La-Z-Boy Inc.	13,030	$28,275
The Dixie Group Inc.	2,200	3,366	A

		947,765

Internet and Catalog Retail — 0.3%
dELiA*s Inc.	9,700	21,340	A
NutriSystem Inc.	11,600	169,244

		190,584

Leisure Equipment and Products — 1.5%
Arctic Cat Inc.	4,800	22,992
JAKKS Pacific Inc.	31,140	642,418	A
Nautilus Inc.	11,000	24,310	A
Polaris Industries Inc.	7,760	222,324
RC2 Corp.	5,700	60,819	A

		972,863

Media — 0.5%
Alloy Inc.	5,300	22,419	A
Cox Radio Inc.	8,850	53,189	A
Fisher Communications Inc.	2,900	59,856
Lakes Entertainment Inc.	10,200	41,004	A
Scholastic Corp.	10,190	138,380

		314,848

Specialty Retail — 4.3%
America’s Car-Mart Inc.	4,250	58,692	A
Big 5 Sporting Goods Corp.	6,600	34,386
Cabela’s Inc.	20,300	118,349	A
Conn’s Inc.	24,590	208,523	A
Destination Maternity Corp.	1,800	14,130	A
Genesco Inc.	7,500	126,900	A
Group 1 Automotive Inc.	3,260	35,110
Gymboree Corp.	8,700	226,983	A
Haverty Furniture Cos. Inc.	7,000	65,310
hhgregg Inc.	2,000	17,360	A
Jos. A Bank Clothiers Inc.	5,948	155,540	A

Quarterly Report to Shareholders	21

	Shares	Value
Consumer Discretionary — Continued
Specialty Retail — Continued
Penske Automotive Group Inc.	13,830	$106,214
Rent-A-Center Inc.	44,620	787,543	A
REX Stores Corp.	3,195	25,784	A
Shoe Carnival Inc.	4,910	46,891	A
Stage Stores Inc.	18,385	151,676
Syms Corp.	4,500	39,960	A
Systemax Inc.	14,300	154,011
The Dress Barn Inc.	18,490	198,583	A
The Finish Line Inc.	4,350	24,360
The Wet Seal Inc.	37,700	111,969	A
West Marine Inc.	8,600	36,464	A

		2,744,738

Textiles, Apparel and Luxury Goods — 1.8%
Brown Shoe Co. Inc.	15,430	130,692
Columbia Sportswear Co.	9,140	323,282
Culp Inc.	1,940	3,841	A
Jones Apparel Group Inc.	25,520	149,547
K-Swiss Inc.	6,030	68,742
Lakeland Industries Inc.	1,480	11,973	A
Maidenform Brands Inc.	16,540	167,881	A
Movado Group Inc.	4,400	41,316
Oxford Industries Inc.	3,800	33,326
Perry Ellis International Inc.	4,750	30,115	A
R.G. Barry Corp.	3,200	16,640	A
Skechers U.S.A. Inc.	11,460	146,917	A
Unifi Inc.	16,690	47,066	A

		1,171,338

Consumer Staples — 4.1%
Food and Staples Retailing — 0.3%
Ingles Markets Inc.	5,000	87,950
The Andersons Inc.	5,510	90,805

		178,755

22	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Consumer Staples — Continued
Food Products — 2.5%
Cal-Maine Foods Inc.	10,400	$298,480
Chiquita Brands International Inc.	16,700	246,826	A
Del Monte Foods Co.	141,180	1,008,025
John B. Sanfilippo and Son Inc.	3,000	16,170	A
Omega Protein Corp.	4,800	19,248	A

		1,588,749

Household Products — 0.1%
Central Garden and Pet Co.	15,800	93,220	A

Personal Products — 0.8%
Elizabeth Arden Inc.	2,740	34,552	A
NBTY Inc.	13,120	205,328	A
Nutraceutical International Corp.	9,390	72,209	A
Parlux Fragrances Inc.	8,020	23,418	A
Prestige Brands Holdings Inc.	15,300	161,415	A
Schiff Nutrition International Inc.	3,140	18,746	A

		515,668

Tobacco — 0.4%
Universal Corp.	9,560	285,557

Energy — 4.2%
Energy Equipment and Services — 3.0%
Allis-Chalmers Energy Inc.	7,580	41,690	A
Basic Energy Services Inc.	12,600	164,304	A
Bristow Group Inc.	7,840	210,034	A
Bronco Drilling Co. Inc.	8,660	55,944	A
Cal Dive International Inc.	38,295	249,300	A
Complete Production Services Inc.	9,500	77,425	A
Gulf Island Fabrication Inc.	4,400	63,404
Gulfmark Offshore Inc.	12,090	287,621	A
Hornbeck Offshore Services Inc.	3,900	63,726	A
Parker Drilling Co.	35,370	102,573	A
PHI Inc.	3,700	51,837	A

Quarterly Report to Shareholders	23

	Shares	Value
Energy — Continued
Energy Equipment and Services — Continued
Pioneer Drilling Co.	15,200	$84,664	A
Precision Drilling Trust	5,398	45,289
SEACOR Holdings Inc.	6,370	424,561	A

		1,922,372

Oil, Gas and Consumable Fuels — 1.2%
Adams Resources and Energy Inc.	1,300	22,100
GeoMet Inc.	10,100	17,372	A
GeoResources Inc.	3,700	32,153	A
Overseas Shipholding Group Inc.	3,400	143,174
Stone Energy Corp.	5,750	63,365	A
Swift Energy Co.	9,640	162,048	A
The Meridian Resource Corp.	24,000	13,680	A
USEC Inc.	28,500	127,965	A
World Fuel Services Corp.	4,700	173,900

		755,757

Financials — 31.8%
Capital Markets — 1.4%
Cowen Group Inc.	5,500	34,320	A
Evercore Partners Inc.	4,600	57,454
FBR Capital Markets Corp.	10,400	50,544	A
JMP Group Inc.	1,600	8,880
LaBranche Co. Inc.	23,600	113,044	A
Penson Worldwide Inc.	10,600	80,772	A
Piper Jaffray Cos. Inc.	7,400	294,224	A
Sanders Morris Harris Group Inc.	10,160	60,859
thinkorswim Group Inc.	21,000	118,020	A
TradeStation Group Inc.	12,180	78,561	A

		896,678

Commercial Banks — 8.3%
1st Source Corp.	2,550	60,257
American National Bankshares Inc.	8,660	147,220
Ameris Bancorp	4,840	57,354
BancTrust Financial Group Inc.	5,300	78,228

24	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Financials — Continued
Commercial Banks — Continued
Bank of Florida Corp.	4,600	$19,366	A
Cadence Financial Corp.	2,940	13,700
Camden National Corp.	10,740	289,765
Capitol Bancorp Ltd.	3,300	25,740
Cathay General Bancorp	6,800	161,500
Center Financial Corp.	6,500	40,105
Central Pacific Financial Corp.	10,400	104,416
City Bank	4,100	21,320
F.N.B. Corp.	7,190	94,908
First M&F Corp.	9,766	78,616
First Merchants Corp.	6,850	152,139
First Midwest Bancorp Inc.	8,090	161,557
First United Corp.	7,386	99,563
Firstbank Corp.	1,091	9,164
German American Bancorp Inc.	5,525	62,930
Greene Bancshares Inc.	5,143	69,643
Guaranty Bancorp	10,640	21,280	A
International Bancshares Corp.	1,186	25,890
MB Financial Inc.	4,900	136,955
Merchants Bancshares Inc.	1,940	36,453
Nara Bancorp Inc.	2,830	27,819
National Penn Bancshares Inc.	20,743	300,981
Northrim BanCorp Inc.	8,060	82,696
Old Point Financial Corp.	1,401	26,801
Oriental Financial Group Inc.	4,600	27,830
PAB Bankshares Inc.	6,675	29,370
Pacific Capital Bancorp	7,910	133,521
Peoples Bancorp Inc.	10,568	202,166
Prosperity Bancshares Inc.	4,840	143,216
Renasant Corp.	8,322	141,724
Sierra Bancorp	5,340	112,140
Southwest Bancorp Inc.	9,560	123,898
StellarOne Corp.	5,400	91,260
Sun Bancorp Inc	8,576	64,234	A
Susquehanna Bancshares Inc.	21,840	347,474

Quarterly Report to Shareholders	25

	Shares	Value
Financials — Continued
Commercial Banks — Continued
Umpqua Holdings Corp.	23,600	$341,492
United Community Banks Inc.	17,111	232,364
WesBanco Inc.	6,770	184,212
Whitney Holding Corp.	33,670	538,383
Wilshire Bancorp Inc.	5,000	45,400
Wintrust Financial Corp.	7,390	152,012

		5,317,062

Consumer Finance — 1.5%
AmeriCredit Corp.	40,170	306,899	A
Cash America International Inc.	5,800	158,630
Credit Acceptance Corp.	12,460	170,702	A
Dollar Financial Corp.	6,760	69,628	A
Nelnet Inc.	11,770	168,664
World Acceptance Corp.	6,340	125,278	A

		999,801

Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.	11,910	60,860	A
Encore Capital Group Inc.	5,500	39,600	A
Financial Federal Corp.	3,780	87,960
Medallion Financial Corp.	6,820	52,037
NewStar Financial Inc.	14,100	56,259	A

		296,716

Insurance — 16.6%
American Equity Investment Life Holding Co.	49,380	345,660
American Physicians Capital Inc.	2,890	139,009
American Physicians Service Group Inc.	2,824	60,744
American Safety Insurance Holdings Ltd.	4,000	52,840	A
Amerisafe Inc.	6,800	139,604	A
Amtrust Financial Services Inc.	18,200	211,120
Argo Group International Holdings Ltd.	14,792	501,745	A
Baldwin and Lyons Inc.	3,830	69,668
CNA Surety Corp.	40,170	771,264	A

26	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Financials — Continued
Insurance — Continued
Delphi Financial Group Inc.	39,155	$722,018
Donegal Group Inc.	1,572	26,079
Eastern Insurance Holdings Inc.	2,680	21,520
EMC Insurance Group Inc.	3,852	98,804
Employers Holdings Inc.	14,800	244,200
FBL Financial Group Inc.	9,080	140,286
First Acceptance Corp.	21,200	61,480	A
First Mercury Financial Corp.	7,100	101,246	A
Flagstone Reinsurance Holdings Ltd.	20,000	195,400
FPIC Insurance Group Inc.	2,410	105,510	A
Hallmark Financial Services Inc.	5,750	50,428	A
Harleysville Group Inc.	4,790	166,357
Hilltop Holdings Inc.	17,300	168,502	A
Horace Mann Educators Corp.	6,770	62,216
Infinity Property and Casualty Corp.	9,240	431,785
IPC Holdings Ltd.	15,590	466,141
Max Capital Group Ltd.	13,540	239,658
Meadowbrook Insurance Group Inc.	43,060	277,306
Mercer Insurance Group Inc.	1,730	21,867
Montpelier Re Holdings Ltd.	23,420	393,222
National Western Life Insurance Co.	2,920	493,976
Navigators Group Inc.	6,670	366,250	A
Nymagic Inc.	7,480	142,494
OneBeacon Insurance Group Ltd.	6,500	67,860
Platinum Underwriters Holdings Ltd.	9,780	352,862
PMA Capital Corp.	11,510	81,491	A
Presidential Life Corp.	29,960	296,304
RLI Corp.	2,850	174,306
Safety Insurance Group Inc.	20,305	772,808
SeaBright Insurance Holdings	8,480	99,555	A
Selective Insurance Group Inc.	7,810	179,083
Specialty Underwriters’ Alliance Inc.	5,850	15,386	A
State Auto Financial Corp.	7,030	211,322
Stewart Information Services Corp.	4,200	98,658
Tower Group Inc.	7,000	197,470

Quarterly Report to Shareholders	27

	Shares	Value
Financials — Continued
Insurance — Continued
Unico American Corp.	4,750	$41,848	A
United America Indemnity Ltd.	7,460	95,563	A
United Fire and Casualty Co.	13,176	409,378
Zenith National Insurance Corp.	10,380	327,697

		10,709,990

Real Estate Management and Development — N.M.
Market Leader Inc.	7,400	12,580	A

Thrifts and Mortgage Finance — 3.5%
Abington Bancorp Inc.	6,770	62,623
BankFinancial Corp.	5,300	54,007
Berkshire Hills Bancorp Inc.	3,670	113,256
First Defiance Financial Corp.	2,052	15,862
First Financial Holdings Inc.	3,740	75,698
First Niagara Financial Group Inc.	17,990	290,898
First Place Financial Corp.	3,962	15,174
Home Federal Bancorp Inc	4,830	51,778
Legacy Bancorp Inc.	2,500	26,425
NewAlliance Bancshares Inc.	29,320	386,144
Ocwen Financial Corp.	19,600	179,928	A
Parkvale Financial Corp.	7,850	97,497
Provident Financial Services Inc.	18,400	281,520
United Financial Bancorp Inc.	4,600	69,644
Washington Federal Inc.	16,837	251,882
Webster Financial Corp.	13,280	182,998
Westfield Financial Inc.	8,020	82,766

		2,238,100

Health Care — 3.2%
Biotechnology — 0.1%
Repligen Corp.	7,950	30,051	A
Trimeris Inc.	4,700	6,251

		36,302

28	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Health Care — Continued
Health Care Equipment and Supplies — 0.4%
AngioDynamics Inc.	6,600	$90,354	A
Cardiac Science Corp.	8,910	66,825	A
HealthTronics Inc.	8,210	18,472	A
Invacare Corp.	6,100	94,672
Theragenics Corp.	8,180	9,571	A

		279,894

Health Care Providers and Services — 2.2%
Allion Healthcare Inc.	2,500	10,300	A
AMERIGROUP Corp.	7,500	221,400	A
Cross Country Healthcare Inc.	12,000	105,480	A
Healthspring Inc.	17,700	353,469	A
LifePoint Hospitals Inc.	24,830	567,117	A
PDI Inc.	5,090	20,411	A
Universal American Financial Corp.	17,100	150,822	A

		1,428,999

Health Care Technology — N.M.
AMICAS Inc.	7,700	12,859	A

Pharmaceuticals — 0.5%
ViroPharma Inc.	23,400	304,668	A

Industrials — 23.0%
Aerospace and Defense — 1.3%
AAR Corp.	5,200	95,732	A
Astronics Corp.	2,600	23,140	A
Ceradyne Inc.	10,300	209,193	A
Esterline Technologies Corp.	4,500	170,505	A
Herley Industries Inc.	3,380	41,506	A
Kratos Defense and Security Solutions Inc.	11,100	15,540	A
Triumph Group Inc.	6,500	275,990

		831,606

Quarterly Report to Shareholders	29

	Shares	Value
Industrials — Continued
Air Freight and Logistics — 0.4%
Pacer International Inc.	24,640	$256,995

Airlines — 1.8%
Alaska Air Group Inc.	8,510	248,917	A
Republic Airways Holdings Inc.	12,370	131,988	A
SkyWest Inc.	40,550	754,230

		1,135,135

Building Products — 3.6%
Apogee Enterprises Inc.	11,900	123,284
Armstrong World Industries Inc.	15,500	335,110
Griffon Corp.	23,200	216,456	A
Insteel Industries Inc.	6,800	76,772
Lennox International Inc.	31,650	1,021,979
NCI Building Systems Inc.	6,150	100,245	A
Universal Forest Products Inc.	15,710	422,756

		2,296,602

Commercial Services and Supplies — 3.0%
American Reprographics Co.	14,000	96,600	A
ATC Technology Corp.	4,675	68,395	A
Comfort Systems USA Inc.	13,400	142,844
Deluxe Corp.	7,200	107,712
Ennis Inc.	16,510	199,936
G & K Services Inc.	3,711	75,037
GeoEye Inc.	5,090	97,881	A
Herman Miller Inc.	16,710	217,731
ICT Group Inc.	4,300	19,694	A
Kimball International Inc.	10,207	87,882
Knoll Inc.	18,500	166,870
North American Galvanizing and Coating Inc.	6,299	24,125	A
RSC Holdings Inc.	40,500	345,060	A
United Stationers Inc.	7,270	243,472	A
WCA Waste Corp.	4,540	11,396	A

		1,904,635

30	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Industrials — Continued
Construction and Engineering — 0.9%
Dycom Industries Inc.	15,400	$126,588	A
EMCOR Group Inc.	17,700	397,011	A
Michael Baker Corp.	2,300	84,893	A

		608,492

Electrical Equipment — 2.5%
A.O. Smith Corp.	14,800	436,896
Acuity Brands Inc.	10,580	369,348
Belden CDT Inc.	7,200	150,336
Regal-Beloit Corp.	16,880	641,271

		1,597,851

Industrial Conglomerates — 0.2%
Tredegar Corp.	7,400	134,532

Machinery — 3.7%
Actuant Corp.	22,900	435,558
Alamo Group Inc.	3,970	59,352
Altra Holdings Inc.	7,900	62,489	A
American Railcar Industries Inc.	5,280	55,598
Ampco-Pittsburgh Corp.	4,290	93,093
Astec Industries Inc.	7,000	219,310	A
Barnes Group Inc.	8,900	129,050
Cascade Corp.	4,000	119,440
Columbus McKinnon Corp.	5,820	79,443	A
Hardinge Inc.	2,600	10,530
Hurco Cos. Inc.	1,760	21,120	A
Lydall Inc.	6,360	36,570	A
Miller Industries Inc.	4,300	22,790	A
Mueller Industries Inc.	23,920	599,914
NACCO Industries Inc.	2,000	74,820
Tecumseh Products Co.	3,500	33,425	A
The L.S. Starrett Co.	2,170	34,937
Thermadyne Holdings Corp.	5,300	36,411	A

Quarterly Report to Shareholders	31

	Shares	Value
Industrials — Continued
Machinery — Continued
Wabash National Corp.	11,120	$50,040
Watts Water Technologies Inc.	7,500	187,275

		2,361,165

Professional Services — 1.9%
Barrett Business Services Inc.	2,400	26,160
Heidrick and Struggles International Inc.	4,320	93,053
Hudson Highland Group Inc.	8,000	26,800	A
Kelly Services Inc.	11,640	151,436
Korn/Ferry International	12,400	141,608	A
LECG Corp.	10,000	67,100	A
MPS Group Inc.	37,610	283,203	A
School Specialty Inc.	7,360	140,723	A
TrueBlue Inc.	27,350	261,740	A
Volt Information Sciences Inc.	3,510	25,377	A
VSE Corp.	1,090	42,761

		1,259,961

Road and Rail — 1.5%
Arkansas Best Corp.	4,310	129,774
Con-way Inc.	23,650	629,090
Frozen Food Express Industries Inc.	5,320	30,218
P.A.M. Transportation Services Inc.	6,580	46,060	A
Saia Inc.	10,330	112,184	A
USA Truck Inc.	2,280	31,441	A

		978,767

Trading Companies and Distributors — 2.2%
Applied Industrial Technologies Inc.	11,820	223,635
BlueLinx Holdings Inc.	8,200	15,498	A
DXP Enterprises Inc.	4,600	67,206	A
GATX Corp.	11,430	353,987
Houston Wire & Cable Co.	6,840	63,680
Interline Brands Inc.	3,650	38,800	A
Rush Enterprises Inc.	6,290	53,905	A
TAL International Group Inc.	10,020	141,282

32	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Industrials — Continued
Trading Companies and Distributors — Continued
United Rentals Inc.	26,900	$245,328	A
WESCO International Inc.	11,100	213,453	A
Willis Lease Finance Corp.	2,320	21,506	A

		1,438,280

Transportation Infrastructure — N.M.
CAI International Inc.	4,600	14,582	A

Information Technology — 10.3%
Communications Equipment — 1.2%
Bel Fuse Inc.	2,500	53,000
Black Box Corp.	7,100	185,452
Communications Systems Inc.	2,400	18,720
Globecomm Systems Inc.	8,000	43,920	A
Oplink Communications Inc.	8,100	69,660	A
Opnext Inc.	13,000	22,750	A
PC-Tel Inc.	6,000	39,420
Performance Technologies Inc.	3,230	10,788	A
Sycamore Networks Inc.	87,060	234,192	A
Symmetricom Inc.	12,400	48,980	A
Tollgrade Communications Inc.	5,100	24,378	A

		751,260

Computers and Peripherals — 0.9%
Adaptec Inc.	36,900	121,770	A
Electronics for Imaging Inc.	20,200	193,112	A
Imation Corp.	14,700	199,479
Rackable Systems Inc.	6,760	26,634	A
Super Micro Computer Inc.	10,700	67,731	A

		608,726

Electronic Equipment, Instruments & Components — 4.0%
Benchmark Electronics Inc.	49,290	629,433	A
Coherent Inc.	2,560	54,938	A
CPI International Inc.	5,880	50,921	A
CTS Corp.	13,690	75,432

Quarterly Report to Shareholders	33

	Shares	Value
Information Technology — Continued
Electronic Equipment, Instruments & Components — Continued
DDi Corp.	7,720	$23,778	A
Electro Scientific Industries Inc.	7,710	52,351	A
Methode Electronics Inc.	14,800	99,752
Multi-Fineline Electronix Inc.	7,600	88,844	A
Newport Corp.	13,000	88,140	A
PC Mall Inc.	3,500	14,035	A
Plexus Corp.	12,000	203,400	A
RadiSys Corp.	8,920	49,328	A
Richardson Electronics Ltd.	5,300	15,635
Spectrum Control Inc.	5,000	30,700	A
SYNNEX Corp.	34,480	390,658	A
Tech Data Corp.	18,260	325,758	A
TESSCO Technologies Inc.	800	6,968	A
TTM Technologies Inc.	13,400	69,814	A
Vishay Intertechnology Inc.	68,315	233,637	A
Zygo Corp.	6,000	41,460	A

		2,544,982

Internet Software and Services — 1.1%
EasyLink Services International Corp.	6,400	8,576	A
ModusLink Global Solutions Inc.	5,400	15,606	A
RealNetworks Inc.	53,020	187,161	A
Spark Networks Inc.	7,700	19,789	A
United Online Inc.	61,580	373,790
Vignette Corp.	9,300	87,513	A

		692,435

IT Services — 0.7%
Ciber Inc.	24,500	117,845	A
Computer Task Group Inc.	2,890	9,306	A
Convergys Corp.	3,800	24,358	A
CSG Systems International Inc.	10,700	186,929	A
Ness Technologies Inc.	8,040	34,411	A
TechTeam Global Inc.	3,300	19,305	A

34	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Information Technology — Continued
IT Services — Continued
The Hackett Group Inc.	14,300	$41,756	A
Tier Technologies Inc.	5,380	29,052	A

		462,962

Semiconductors and Semiconductor Equipment — 2.3%
Applied Micro Circuits Corp.	2,000	7,860	A
Brooks Automation Inc.	19,400	112,714	A
California Micro Devices Corp.	6,100	11,346	A
DSP Group Inc.	8,500	68,170	A
Exar Corp.	13,100	87,377	A
GSI Technology Inc.	10,960	30,030	A
Integrated Device Technology Inc.	66,300	371,943	A
Kulicke and Soffa Industries Inc.	8,160	13,872	A
MKS Instruments Inc.	38,360	567,345	A
Omnivision Technologies Inc.	11,400	59,850	A
Rudolph Technologies Inc.	7,040	24,851	A
Silicon Storage Technology Inc.	28,300	64,807	A
White Electronic Designs Corp.	8,920	32,647	A

		1,452,812

Software — 0.1%
Catapult Communications Corp.	4,200	27,594	A
Dynamics Research Corp.	2,580	20,640	A
Pervasive Software Inc.	5,480	23,180	A
Versant Corp.	1,089	16,270	A

		87,684

Materials — 4.3%
Chemicals — 2.3%
GenTek Inc.	3,700	55,685	A
Koppers Holdings Inc.	6,200	134,044
NewMarket Corp.	3,400	118,694
Olin Corp.	43,030	777,982
PolyOne Corp.	48,290	152,114	A

Quarterly Report to Shareholders	35

	Shares	Value
Materials — Continued
Chemicals — Continued
Quaker Chemical Corp.	3,900	$64,155
Westlake Chemical Corp.	11,080	180,493

		1,483,167

Construction Materials — 0.4%
Headwaters Inc.	36,020	243,135	A
U.S. Concrete Inc.	5,700	19,152	A

		262,287

Metals and Mining — 1.3%
A.M. Castle and Co.	5,790	62,706
Friedman Industries Inc.	1,500	10,020
Gibraltar Industries Inc.	15,752	188,079
Olympic Steel Inc.	2,300	46,851
Schnitzer Steel Industries Inc.	3,300	124,245
Synalloy Corp.	1,900	9,120
Universal Stainless and Alloy Products Inc.	1,860	26,951	A
Worthington Industries Inc.	30,850	339,967

		807,939

Paper and Forest Products — 0.3%
Glatfelter	10,500	97,650
Kapstone Paper and Packaging Corp.	10,200	24,276	A
Schweitzer-Mauduit International Inc.	4,760	95,295

		217,221

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Cincinnati Bell Inc.	49,170	94,898	A
D&E Communications Inc.	5,600	37,520
SureWest Communications	5,400	61,668

		194,086

36	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares	Value
Utilities — 3.7%
Electric Utilities — 2.4%
El Paso Electric Co.	8,300	$150,147	A
IDACORP Inc.	29,870	879,671
Portland General Electric Co.	25,510	496,680

		1,526,498

Gas Utilities — 0.1%
Southwest Gas Corp.	2,970	74,904

Multi-Utilities — 1.2%
Avista Corp.	12,250	237,405
Black Hills Corp.	10,020	270,139
CH Energy Group Inc.	2,440	125,392
PNM Resources Inc.	16,900	170,352

		803,288

Total Common Stocks and Equity Interests (Cost — $82,375,610)		63,072,951

Total Investments — 98.0% (Cost — $82,375,610)B		63,072,951
Other Assets Less Liabilities — 2.0%		1,303,933

Net Assets — 100.0%		$64,376,884

Net Asset Value Per Share:
Primary Class		$6.81

Institutional Class		$7.86

N.M. — Not Meaningful.

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,915,921
Gross unrealized depreciation	(23,218,580)

Net unrealized depreciation	$(19,302,659)

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

American Leading Companies Trust

	[12/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$235,072,266	$235,072,266	—	—
Other Financial Instruments	—	—	—	—

Total	$235,072,266	$235,072,266	—	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other Information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

U.S. Small Capitalization Value Trust

	[12/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$63,072,951	$63,072,951	—	—
Other Financial Instruments	—	—	—	—

Total	$63,072,951	$63,072,951	—	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other Information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Investors Trust, Inc.
Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Investors Trust, Inc.
Date:	February 25, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.
Date:	February 25, 2009